Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES

The income tax laws of various jurisdictions in which the Company and its subsidiaries operate are summarized as follows:

United States

Consumer Capital Group Inc. was incorporated in United States, and is subject to corporate income tax rate of 21%.

The People’s Republic of China (PRC)

Arki (Beijing) E-commerce Technology Corp., America Pine (Beijing) Bio-Tech, Inc., America Arki (Fuxin) Network Management Co. Ltd., America Arki Network Service Beijing Co. Ltd., America Arki (Tianjin) Capital Management Partnership and Arki (Tianjin) E-Commerce Ltd. were incorporated in the People’s Republic of China and subject to PRC income tax at 25%. The Company did not generate taxable income in the People’s Republic of China for the years ended December 31, 2018 and 2017 respectively.

Yin Hang Financial Information Service (Shanghai) Co., Limited was incorporated in the People’s Republic of China and subject to PRC income tax at 25%.

The new EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous income tax regulations.

The income tax laws of various jurisdictions in which the Company and its subsidiaries operate are summarized as follows:

	For the Years Ended December 31,
	2018	2017

Tax expense at statutory rate US	21%	34%
Foreign income not recognized in the U.S.	(21)%	(34)%

PRC enterprise income tax rate	25%	25%
Changes in valuation allowance and others	(25)%	(25)%

Effective income tax rates	-	-

Loss before income taxes from continuing operations consists of:

	For the Years Ended December 31,
	2018	2017

Non-PRC	$(90,759)	$(105,628)
PRC	(3,472,208)	(3,595,776)

Total	$(3,562,967)	$(3,701,404)

The principal components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017

Deferred tax assets:
Accrued interest payable	$21,839	$23,089
Accruals	32,546	34.409
Provision for loan losses	19,372	-

Total	$73,757	$57,498
Less: Valuation allowance	(73,757)	(57,498)
Total deferred tax assets, net	$-	$-

	December 31 2018	December 31, 2017

Deferred tax liabilities:
Accrued interest receivable	$34,516	$36,232
Accrued interest payable	44716	47,275
Total deferred liabilities	$79,232	$83,507

As of December 31, 2018 and 2017, the Company has a deferred tax asset of $0 and $0, and a deferred tax liability of $79,232 and $83,507 resulting from certain net operating losses in the PRC, respectively. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those net operating losses are available. The Company considers projected future taxable income and tax planning strategies in making its assessment. As of December 31, 2018, the Company does not have sufficient operations to generate taxable income in Arki E-Commerce, America Pine, America Arki, Arki Network, Arki Capital and Arki Tianjin Network to conclude that it is more-likely-than-not that the Company will be able to realize all of its tax benefits in the near future and therefore a valuation allowance has been provided for the full value of the deferred tax asset. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion or all of the valuation allowance. Should Arki E-Commerce, America Pine, Arki Network, Arki Capital and Arki Tianjin E-Commerce have sufficient operation to generate taxable income in future periods with a supportable trend; the valuation allowance will be reduced accordingly. As of December 31, 2018 and 2017, the valuation allowance was $73,757 and $57,498, respectively. $16,259 and 42,124 of increase in the valuation allowance for each of the years ended December 31, 2018 and 2017, respectively.